Inventories	12 Months Ended
Dec. 31, 2022
Inventories

7.       Inventories

Inventories are presented at the average acquisition cost. A loss is recognized to adjust the cost of Handsets and accessories to the net realizable value (selling price), when this value is less than the average acquisition cost.

	2022	2021

Total Inventories	236,117	202,553

Inventories	248,768	214,605
Mobile handsets and tablets	138,951	140,934
Accessories and prepaid cards	78,330	53,791
TIM chips	31,487	19,880

Losses on adjustment to realizable amount	(12,651)	(12,052)